Investment Objectives and Goals - MassMutual Select Main Funds_Pro	Sep. 30, 2025
MassMutual Diversified Value Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.
MM S&P 500® Index Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.
MassMutual Blue Chip Growth Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks growth of capital over the long-term.
MassMutual Mid Cap Growth Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks growth of capital over the long-term.
MassMutual Small Cap Growth Equity Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital appreciation.
MassMutual Overseas Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks growth of capital over the long-term by investing in foreign equity securities.